Document and Entity Information	Dec. 02, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001796129
Document Type	8-K
Document Period End Date	Dec. 02, 2024
Entity Registrant Name	Vincerx Pharma, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39244
Entity Tax Identification Number	83-3197402
Entity Address, Address Line One	260 Sheridan Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	(650)
Local Phone Number	800-6676
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	VINC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false